UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investmtne Manager Filing this Report:

Name:    OrbiMed Advisers Inc.
Address: 767 Third Avenue, 6th Floor
         New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: President
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  Samuel D. Isaly               New York, NY              November 12, 1999
   [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total: $ 370,737
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
2         28-6774                       OrbiMed Advisors LLC

                           FORM 13F INFORMATION TABLE


                                                                         PAGE  1

     COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5     COLUMN 6     COLUMN 7          COLUMN 8
------------------    ------------  --------   --------    --------    ----------    --------    --------------------
                         TITLE OF              VALUE       SHRS OR     INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER         CLASS       CUSIP     (x$1000)    PRN AMT     DISCRETION    MANAGERS           SOLE
------------------    ------------  --------   --------    -------     ----------    --------           ----
                                                                          SOLE
                                                                          ----


Abgenix, Inc                COM     00339B107  10,851,920    276,923       X            1             276,923
Abgenix, Inc                COM     00339B107  11,349,288    289,615       X            2             289,615
Alexion Pharmaceuticals,    COM     015351109   3,982,500    270,000       X            1             270,000
  Inc.
Alexion Pharmaceuticals,    COM     015351109   6,497,375    440,500       X            2             440,500
  Inc.
Aquila                      COM     03839f107     947,937    523,000       X            2             523,000
  Biopharmaceuticals
Aradigm Corp                COM      38505103   1,391,562    152,500       X            2             152,500
Aviron                      COM     053762100   6,062,500    250,000       X            1             250,000
Aviron                      COM     053762100   8,475,375    349,500       X            2             349,500
BioChem Pharma Inc.         COM     09058T108   3,542,750    148,000       X            2             148,000
Bio-Technology General      COM     090578105   3,837,500    400,000       X            1             400,000
Bio-Technology General      COM     090578105   2,878,125    300,000       X            2             300,000
Chiron Corp.                COM     170040109   3,433,250    124,000       X            2             124,000
Chromavision Medical        COM     17111P104      25,000      2,000       X            2               2,000
Systems
Coulter Pharmaceutical      COM     222116105   1,017,437     73,000       X            2              73,000
  Inc.
CV Therapeutics             COM     126667104   4,482,562    306,500       X            2             306,500
Discovery Laboratories      COM     254668106   2,272,726  1,652,892       X            2           1,652,892
  Inc.
Eli Lilly & Company         COM     532457108   9,628,125    150,000       X            1             150,000
Eli Lilly & Company         COM     532457108  16,046,875    250,000       X            2             250,000
Enzon Inc.                  COM     293904108   4,117,500    135,000       X            2             135,000
Forest Laboratories - CL A  COM     345838106   3,622,750     86,000       X            2              86,000
Genzyme Corp. General       COM     372917104   6,759,375    150,000       X            1             150,000
  Division
Genzyme Corp. General       COM     372917104  14,960,750    332,000       X            2             332,000
  Division
Gilead Sciences Inc.        COM     375558103   6,418,750    100,000       X            1             100,000





Gilead Sciences Inc.        COM     375558103  12,131,437    189,000       X            2             189,000
Hyseq Inc.                  COM     449163302   1,107,975    224,400       X            2             224,400
Incyte Pharmaceuticals      COM     45337C102   2,543,750    110,000       X            1             110,000
  Inc.
Incyte Pharmaceuticals      COM     45337C102   5,550,000    240,000       X            2             240,000
  Inc.
Merck, Inc.                 COM     589331107   7,129,375    110,000       X            1             110,000
Merck, Inc.                 COM     589331107     881,450    136,000       X            2             136,000
Monsanto                    COM     611662107  89,221,875    250,000       X            1             250,000
Monsanto                    COM     611662107  15,274,250    428,000       X            2             428,000
Neotherapeutics Inc.        COM     640656104     910,000     80,000       X            2              80,000
Pharmacia and Upjohn        COM     716941109   5,955,000    120,000       X            1             120,000
  Inc.
Pharmacia and Upjohn        COM     716941109  16,946,937    341,500       X            2             341,500
  Inc.
Pharmacopeia Inc.           COM     71713B104   3,806,250    350,000       X            1             350,000
Pharmacopeia Inc.           COM     71713B104   4,594,687    422,500       X            2             422,500
Premier Research            COM     740568100   1,351,250    235,000       X            1             235,000
  Worldwide
SangStat Medical Corp.      COM     801003104   5,557,500    260,000       X            1             260,000
SangStat Medical Corp.      COM     801003104   9,105,750    426,000       X            2             426,000
Titan Pharmaceutical        COM     888314101   3,506,250    374,000       X            2             374,000
Triangle Pharmaceutical     COM     89589H104   3,850,000    200,000       X            1             200,000
Triangle Pharmaceutical     COM     89589H104   3,368,750    175,000       X            2             175,000
Vertex Pharmaceuticals      COM     92532F100   6,989,062    225,000       X            1             225,000
  Inc.
Vertex Pharmaceuticals      COM     92532F100  11,803,750    380,000       X            2             380,000
  Inc.
Warner-Lambert Co.          COM     934488107   9,376,730    141,269       X            1             141,269
Warner-Lambert Co.          COM     934488107  17,172,540    258,720       X            2             258,720

----------------------------------------------------------- -----------------------------------------------------
Total                                         370,736,500   12,437,819                             12,437,819
----------------------------------------------------------- -----------------------------------------------------

